Inventories	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Inventories

The amount of inventory write-downs recognized primarily within Cost of revenues during the years ended December 31, 2019, 2018 and 2017 was €647 million, €669 million and €626 million, respectively.
Additionally, during the year ended December 31, 2018, impairments of Inventory totaling €129 million were recognized in APAC in connection with the accelerated adoption of new emission standards in China and slower than expected sales.
The Construction contracts, net asset/(liability) relates to the design and production of industrial automation systems and related products and is summarized as follows:

	At December 31,
	2019	2018
	(€ million)
Aggregate amount of costs incurred and recognized profits (less recognized losses) to date	€826	€954
Less: Progress billings	715	912
Construction contracts, net asset/(liability)	111	42
Construction contract assets	194	135
Less: Construction contract liabilities (Note 22)	83	93
Construction contracts, net asset/(liability)	€111	€42

Changes in the Group's construction contracts, net asset/(liability) for the year ended December 31, 2019, were as follows:

	At January 1, 2019	Advances received from customers	Amounts recognized within revenue	At December 31, 2019
	(€ million)
Construction contracts, net asset/(liability)	€42	€(603)	€672	€111

The entire amount of Construction contracts, net asset/(liability) is expected to be recognized as revenue in the following 12 months.